Average Annual Total Returns{- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2035 Fund	Fidelity Advisor Freedom Blend 2035 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0552 Past 1 year	F0552 Since Inception
Total	9.69%	8.85%	[1]	8.35%	7.49%	[1]	6.42%	6.53%	[1]	11.99%	9.68%	[1]	14.56%	10.80%	[1]	16.63%	11.91%	[1]	16.82%	12.04%	[1]	18.40%	13.87%	[1]	15.59%	11.34%	[1]

[1]	(a)From August 31, 2018